Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2011
Derivative financial instruments [Abstract]
Interest rate swaps
The fair value of the interest rate swaps is included in other non-current assets on the consolidated balance sheets. Information regarding the interest rate swaps as of September 30, 2011 is as follows:

	Notional amount	Fair value of interest rate swaps	Increase in debt due to fair value adjustment
Fair value hedge related to long-term debt due in 2012	$84,847	$1,719	$1,114
Fair value hedge related to long-term debt due in 2014	198,000	3,781	3,366
Total fair value hedges	$282,847	$5,500	$4,480

Information regarding the interest rate swaps as of December 31, 2010 is as follows:

	Notional amount	Fair value of interest rate swaps	Increase in debt due to fair value adjustment
Fair value hedge related to long-term debt due in 2012	$210,000	$5,456	$4,879